OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2024
Other Investments Purchase Deposits And Notes Receivable
OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.	OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.1	Investment in Assets Sold by HSCP

On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations pursuant to the HSCP Transaction, for an aggregate total of $3,000,000 in consideration, payable in a series of tranches, subject to receipt of all necessary regulatory and other approvals. A payment of $250,000 was to be due at closing and the payment of the remaining purchase price was to depend on the timing of the closing. The Company also executed the HSCP MSA, a management services agreement, pursuant to which the Company agreed to pay $21,500 per month as consideration for services rendered thereunder, until the completion of the HSCP Transaction. In accordance with the MSA, the Company owned all production from the growing assets derived from the growing operations of HSCP, and the Company operated the growing facility of HSCP under the MSA until receipt of the necessary regulatory approvals relating to the acquisition by the Company of HSCP’s growing assets. The Company had no involvement with the retail operations contemplated in the agreement until the HSCP Transaction was completed.

On April 14, 2022, the HSCP Transaction closed with modifications to the original terms: the retail purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a promissory note payable with a principal sum of $1,250,000, which was fully paid during the two months ended December 31, 2023.

6.2	Investment in ABCO Garden State, LLC (“ABCO”)

On October 4, 2023, the Company announced that it signed a definitive agreement with an option to acquire 70% of ABCO, pending regulatory approval from the New Jersey Cannabis Regulatory Commission (“CRC”). As of May 31, 2024, the Company executed the first option to acquire a 44% membership interest in ABCO. ABCO received licensing approval from the CRC and has an annual NJ cultivation license with local zoning, planning approvals and sufficient power supply. The Company purchased the first option to acquire 44% of ABCO for total consideration of $1,257,142, which has been paid via conversion of previously advanced amounts. The Company may exercise the second option to purchase an additional 26% membership interest in ABCO, pending regulatory approval, two years after operations commence. The purchase price for the second option is $722,858. The first and second options to purchase ABCO are classified as Other Investments and valued under the equity method, which includes the following:

The following table summarizes the movement in business acquisition consideration payable.

Other investments:	$
Balance – December 31, 2023 and October 31, 2023	-
Additions due to purchase of first option to acquire 44% of ABCO	1,257,142
Purchase price for the second option to acquire an additional 26% of ABCO	722,858
Equity method adjustments	(169,638)
Balance – December 31, 2024	1,810,363

6.3	Notes Receivable

Transactions related to the Company’s notes receivable for the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023, include the following:

	Notes
Movement in notes receivable	6.3.1	6.3.2	6.3.3	6.3.4	6.3.5	6.3.6	6.3.7	Total $
Balance - October 31, 2022	-	-	-	-	-	-	-	-
Advances	1,170,101	-	-	-	250,000	-	-	1,420,101
Accrued interest	8,758	-	-	-	1,667	-	-	10,425
Balance - October 31, 2023	1,178,859	-	-	-	251,667	-	-	1,430,526
Advances	982,757	-	-	-	-	-	-	982,757
Accrued interest	30,755	-	-	-	5,083	-	-	35,838
Balance - December 31, 2023	2,192,371	-	-	-	256,750	-	-	2,449,121
Advances	1,663,646	400,000	3,000,000	1,050,000	-	1,150,000	287,500	7,551,146
Accrued interest	591,124	41,508	110,979	25,958	-	95,639	4,872	879,747
Repayments	(484,161)	-	-	-	(266,417)	-	-	(750,577)
Gain on extinguishment	156,165	-	-	-	-	-	-	156,165
Extinguishment	(3,870,887)	-	-	-	-	-	-	(3,870,887)
Assignment	3,388,889	-	-	-	-	-	-	3,338,889
Balance - December 31, 2024	3,637,147	441,508	3,110,979	1,075,958	-	1,245,639	292,372	9,803,604
Current portion	3,637,147	441,508	3,110,979	-	-	-	-	7,189,635
Non-current portion	-	-	-	1,075,958	-	1,245,639	292,372	2,613,969

6.3.1	ABCO $4M Drawdown Promissory Note (New Jersey Cultivation)

On October 3, 2023, GR Unlimited executed a promissory note with ABCO’s affiliate, Iron Flag LLC, to fund tenant improvements and for general working capital at the 50,000 square foot facility leased by ABCO for use in ABCO’s cannabis cultivation operations under construction and completed in the third quarter of 2024.

Pursuant to this promissory note, GR Unlimited was required to make the maximum amount available in one or more advances in an aggregate amount not to exceed $4,000,000. Interest on the outstanding principal borrowed accrued at a rate of 12.5% per annum commencing with respect to each advance and accruing until the date the standing advances and all accrued interest is paid in full. As of the consolidated statements of financial position dated December 31, 2024, the Company has advanced the full $4M agreed to under this promissory note.

On August 24, 2024, the Company entered into an agreement to assign this promissory note from Iron Flag, LLC to GR Unlimited such that the original note was extinguished resulting in a gain on extinguishment of $156,165. Under the terms of the new note, interest on the outstanding principal borrowed shall accrue at a rate of 13.5% per annum to be paid currently as a monthly payment. An additional 5% interest shall accrue on the outstanding balance of all prior advances and deferred amounts until all of the advances have been fully paid. This debt modification was accounted for as an extinguishment under IFRS 9 – Financial Instruments, whereas the original instrument was derecognized and a new debt instrument recognized in its place.

As at December 31, 2024, the outstanding balance of the new debt instrument was $3,055,175 December 31, 2023 - $2,152,858; October 31, 2023-$1,170,101) and the accrued interest was $581,972 (December 31, 2023 - $39,513; October 31, 2023 - $8,758).

As of December 31, 2024, ABCO was in default of paying the principal and interest payments on this promissory note resulting in an increased interest rate per annum of 18%, an addition to the 5% interest that accrued on the outstanding balance of all prior advances and deferred amounts.

6.3.2	ABCO Bridge Note (New Jersey Cultivation)

On June 3, 2024, GR Unlimited executed a promissory note and advanced $400,000 to ABCO representing the principal amount of the note. Pursuant to this promissory note, interest on the outstanding principal borrowed shall accrue at a rate of 18% per annum provided that the extended maturity date is not triggered, in which interest shall accrue at a rate of 22% on the outstanding balance commencing on the maturity date and ending on the extended maturity date.

As at December 31, 2024, the outstanding balance of the promissory note was $400,000 (December 31 and October 31, 2023 - nil ), and the accrued interest was $41,508 (December 31 and October 31, 2023 – nil ).

6.3.3	ABCO Drawdown Promissory Note (New Jersey Cultivation)

On June 24, 2024, GR Unlimited executed a promissory note and advanced $500,000 to ABCO. Pursuant to this note, GR Unlimited shall make the maximum amount available to ABCO in one or more advances in an aggregate amount not to exceed $3,000,000. Interest on the outstanding principal borrowed shall accrue at a rate of 10.5% per annum.

As at December 31, 2024, the outstanding balance of the promissory note was $3,000,000 (December 31 and October 31, 2023 – nil ), and the accrued interest was $110,980 (December 31 and October 31, 2023 – nil ).

6.3.4	ABCO Convertible Note (New Jersey Cultivation)

On October 17, 2024, GR Unlimited executed a convertible promissory note with ABCO Garden State, LLC in the amount of $1,050,000. The note is convertible into equity of ABCO at a rate of 1% per $28,571.43 of principal borrowed upon certain future regulatory milestones. The note carries an interest rate of 15% and can be drawn down in increments of $10,000.

As at December 31, 2024, the outstanding balance of the convertible promissory note was $1,050,000 (December 31 and October 31, 2023 – nil ), and the accrued interest was $25,958 (December 31 and October 31, 2023 – nil ).

6.3.5	New Jersey Retail Promissory Note (New Jersey Retail)

On October 3, 2023, GR Unlimited executed a promissory note and advanced $250,000 to an individual representing the principal amount of the note. Pursuant to the promissory note agreement, interest on the outstanding principal borrowed shall accrue at a rate of 12% per annum provided that, if the extended maturity date of the note is triggered, interest shall accrue on the outstanding balance commencing on the maturity date and ending on the extended maturity date of the promissory note.

As at December 31, 2024, the outstanding balance of the promissory note was $nil (December 31, 2023 - $250,000; October 31, 2023 - $250,000) and accrued interest was $nil (December 31, 2023 - $5,083; October 31, 2023 - $166) as the total balance was fully paid.

6.3.6	First Nile Convertible Note (New Jersey Retail)

On January 16, 2024, the Company signed a definitive agreement to invest in the development of an adult-use dispensary in West New York, New Jersey. As part of this agreement, GR Unlimited executed a secured convertible promissory note and initially advanced $500,000 to Nile of NJ LLC, a New Jersey limited liability company. The Company advanced an additional $650,000 to Nile of NJ LLC. Pursuant to the secured convertible promissory note agreement, interest on the outstanding principal borrowed shall accrue at a rate of 10%. The Company received equity investments of $600,000 into Retail Ventures from various parties including $500k from related parties to fund this investment.

As at December 31, 2024, the outstanding balance of the convertible promissory note was $1,150,000 (December 31 and October 31, 2023 - nil ), and the accrued interest was $95,639 (December 31 and October 31, 2023 - nil ).

6.3.7	Second Nile Convertible Note (New Jersey Retail)

On October 28, 2024, the Company through its subsidiary West New York advanced an additional $287,500 to Nile of NJ LLC under a convertible note in the amount of $287,500. West New York concurrently received equity subscriptions of $137,500 in support of this funding.

As at December 31, 2024, the outstanding balance of the promissory note was $287,500 (December 31 and October 31, 2023 – nil ), and the accrued interest was $4,872 (December 31 and October 31, 2023 – nil ).